Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Deferred tax benefit for unrealized appreciation (depreciation) on available for sale securities	$ 352,000	$ 1,972,000	$ 816,000
Deferred tax (benefit) expense for reclassification adjustment for realized (gains) losses included in net income (loss)	1,856,000	(376,000)	(156,000)
Deferred tax (benefit) expense for minimum pension liability	(910,000)	(300,000)	1,070,000
Deferred tax expense (benefit) for postretirement liability	$ 1,400,000	$ (1,050,000)	$ (945,000)